Parent Company (the Company) Only Financial Information	12 Months Ended
Dec. 31, 2021
Parent Company (the "Company") Only Financial Information
Parent Company (the "Company") Only Financial Information

29.  Parent Company (the “Company”) Only Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2021.

Condensed Balance Sheets

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	22,173,454	2,207,347	346,381
Restricted cash	—	1,123,596	176,317
Short-term investments	—	11,495,387	1,803,877
Amounts due from subsidiaries of Group	—	138,415	21,720
Amounts due from related parties	19,680	80	13
Prepayments and other current assets	34,664	91,252	14,319
Total current assets	22,227,798	15,056,077	2,362,627
Non-current assets:
Investments in subsidiaries and VIEs	10,540,521	30,541,632	4,792,649
Total non-current assets	10,540,521	30,541,632	4,792,649
Total assets	32,768,319	45,597,709	7,155,276
LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Group	246,800	25,348	3,978
Current portion of long-term borrowings	—	1,228,278	192,744
Accruals and other liabilities	101,750	179,765	28,209
Total current liabilities	348,550	1,433,391	224,931
Long-term borrowings	5,196,507	9,440,625	1,481,440
Deferred revenue	54,431	13,769	2,161
Total non-current liabilities	5,250,938	9,454,394	1,483,601
Total liabilities	5,599,488	10,887,785	1,708,532
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	2,205	2,418	379
Class B Ordinary Shares	220	220	35
Class C Ordinary Shares	254	254	40
Treasury shares	—	(1,849,600)	(290,243)
Additional paid in capital	78,880,014	92,467,072	14,510,101
Accumulated other comprehensive loss	(65,452)	(276,300)	(43,357)
Accumulated deficit	(51,648,410)	(55,634,140)	(8,730,211)
Total shareholders’ equity	27,168,831	34,709,924	5,446,744
Total liabilities and shareholders’ equity	32,768,319	45,597,709	7,155,276

Condensed Statements of Comprehensive Loss

	For the Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(97)	(7,463)	(4,735)	(743)
Total operating expenses	(97)	(7,463)	(4,735)	(743)
Loss from operations	(97)	(7,463)	(4,735)	(743)
Interest and investment income	4,212	10,086	61,292	9,618
Interest expense	(237,374)	(312,662)	(471,270)	(73,953)
Equity in loss of subsidiaries and VIEs	(11,076,907)	(5,089,371)	(3,632,893)	(570,081)
Other income	23,655	100,290	61,876	9,709
Loss before income tax expense	(11,286,511)	(5,299,120)	(3,985,730)	625,450
Income tax expense	—	—	—	—
Net loss	(11,286,511)	(5,299,120)	(3,985,730)	(625,450)
Accretion on redeemable non-controlling interests to redemption value	(126,590)	(311,670)	(6,586,579)	(1,033,578)
Net loss attributable to ordinary shareholders of NIO Inc.	(11,413,101)	(5,610,790)	(10,572,309)	(1,659,028)
Net loss	(11,286,511)	(5,299,120)	(3,985,730)	(625,450)
Total comprehensive loss	(11,454,851)	(5,161,524)	(4,196,578)	(658,537)
Accretion on redeemable non-controlling interests to redemption value	(126,590)	(311,670)	(6,586,579)	(1,033,578)
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	(11,581,441)	(5,473,194)	(10,783,157)	(1,692,115)

Condensed Statements of Cash Flows

	For The Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from/(used in) operating activities	438,465	(2,460,216)	(8,697)	(1,365)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(4,817,498)	(12,998,602)	(40,770,898)	(6,397,844)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	4,373,247	37,867,127	22,382,871	3,512,361
Effects of exchange rate changes on cash and cash equivalents	236	(246,484)	(445,786)	(69,953)
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,550)	22,161,825	(18,842,510)	(2,956,801)
Cash, cash equivalents and restricted cash at beginning of the year	17,179	11,629	22,173,454	3,479,499
Cash, cash equivalents and restricted cash at end of the year	11,629	22,173,454	3,330,943	522,698

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the company only financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Statements of Comprehensive Loss. The parent company only financial information should be read in conjunction with the Group’ consolidated financial statements.